Share-Based Compensation - Summary of Options Outstanding (Details)	6 Months Ended
Jun. 30, 2023 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Number of Options, Options outstanding, Beginning Balance	5,103,627
Number of Options, Granted during the six months ended June 30, 2023	1,682,787
Number of Options, Forfeited during the six months ended June 30, 2023	(240,602)
Number of Options, Options outstanding, Ending Balance	6,545,812
Number of Options, Options exercisable as of June 30, 2023	2,585,995
Weighted Average Exercise Price per Share Option, Granted during the six months ended June 30, 2023 | $ / shares	$ 1.25
Weighted Average Exercise Price per Share Option, Forfeited during the six months ended June 30, 2023 | $ / shares	$ 5.73